General and Administrative Expenses - Schedule of General and Administrative Expenses (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Increase through Environment, Health and Safety Expenses, Exploration and Evaluation Assets
Consulting fees	$ 194	$ 286	$ 373
Filing fees	43	94	79
General office expenses	74	220	352
Investor relations	54	32	187
Management fees	467	745	733
Professional fees	158	182	142
Salaries and benefits	248	586	474
Total	$ 1,238	$ 2,145	$ 2,340